Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of March 31,
	2022	2023
	$	$
At cost:
Machinery and equipment	11,707	11,149
Furniture and fixtures	89	79
Leasehold improvements	1,086	822
Motor vehicles	168	163

Total	13,050	12,213
Less: Accumulated depreciation and impairment	(12,407)	(11,812)
Property, plant and equipment, net	643	401

Depreciation expense incurred for the years ended March 31, 2021, 2022 and 2023 were $159, $162 and $209, respectively.

No impairment of property, plant and equipment was recognized during the years ended March 31, 2021, 2022 and 2023, respectively.